RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jan. 01, 2023
Giesmart Plaza Zone Two [Member]
Related Party Transaction [Line Items]
Incurred rent expense	$ 34,885	$ 34,687
Giesmart Plaza Zone One Three And Four [Member]
Related Party Transaction [Line Items]
Incurred rent expense	$ 37,766	$ 43,853
Dr Wirawan Jusuf [Member]
Related Party Transaction [Line Items]
Ownership percentage			50.00%